Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 90,913	$ 17,558	$ 91,338	$ 35,118